SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
2003 Option Plan and 2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity
	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2011	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418
Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Granted	497,250	US$	13.6397
Exercised	(1,012,438)	US$	4.1641
Forfeited	(191,856)	US$	12.5589
Cancelled	(101,990)	US$	16.5634
Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Vested and exercisable as of December 31, 2012	2,924,886	US$	11.0185	1.89	US$	10.04

Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Granted	471,750	US$	12.6852
Exercised	(2,906,664)	US$	10.8219
Forfeited	(228,876)	US$	14.9943
Cancelled	(35,250)	US$	15.8295
Outstanding as of December 31, 2013	3,572,596	US$	14.9599	2.20	US$	24.51
Vested and exercisable as of December 31, 2013	1,377,738	US$	14.3901	1.52	US$	10.24

Information Relating to Options Outstanding
			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$7.3300	US$	7.3300	287,400	0.53	287,400	0.53
US$13.290	US$	13.290	68,900	0.83	68,900	0.83
US$16.165	US$	16.165	787,900	1.21	429,774	1.21
US$20.515	US$	22.975	30,000	1.86	-	-
US$22.975	US$	22.975	107,000	1.86	53,400	1.86
US$16.355	US$	16.355	1,213,392	2.15	398,892	2.15
US$15.615	US$	15.615	248,500	2.85	98,500	2.85
US$15.275	US$	15.275	40,000	3.12	10,000	3.12
US$15.340	US$	15.340	4,500	3.16	-	-
US$13.430	US$	13.430	329,754	3.19	30,872	3.19
US$12.780	US$	12.780	4,500	3.90	-	-
US$14.640	US$	14.640	24,000	4.00	-	-
US$12.385	US$	12.385	399,750	4.29	-	-
US$14.735	US$	14.735	12,000	4.46	-	-
US$14.915	US$	14.915	9,000	4.44	-	-
US$18.470	US$	18.470	6,000	4.81	-	-
			3,572,596		1,377,738

Assumptions Used to Estimate Fair Value of Share Options Granted
	2011	2012	2013
Risk-free interest rate(1)	0.5128% to 1.4348%	0.4418% to 0.5960%	0.4218% to 0.7875%
Expected life (years) (2)	3.41 to 3.56	3.55 to 3.56	3.42 to 3.55
Expected dividend yield(3)	-	-	-
Expected Volatility (4)	67.01% to 69.38%	56.50% to 66.08%	44.65% to 55.24%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company's historical volatility for a period equivalent to the expected term preceding the grant date.

2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Share Units Activity
	RSUs	Weighted average grant date fair value(US$)		Weighted-average remaining contractual life (years)

Outstanding as of January 1, 2012	-		-	-
Granted	1,055,940	US$	13.4705
Exercised	-		-
Forfeited	(88,666)	US$	13.4552
Cancelled	-		-
Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26

Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26
Granted	956,526	US$	13.0755
Exercised	(235,882)	US$	13.4599
Forfeited	(105,090)	US$	12.9531
Cancelled	-		-
Outstanding as of December 31, 2013	1,582,828	US$	13.2558	3.89

Information Relating to Shares Outstanding
	Outstanding
	Number of shares	Weighted-average remaining contractual life (years)
US$15.275	30,000	3.12
US$15.340	4,500	3.16
US$13.430	566,296	3.19
US$12.780	66,000	3.88
US$14.640	24,000	4.00
US$12.385	767,128	4.29
US$14.735	12,000	4.46
US$14.915	9,000	4.44
US$18.470	6,000	4.81
US$17.685	97,904	4.85
	1,582,828

Yitel Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity
	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2012	-		-	-		-
Granted	10,308,000	US$	0.10
Exercised	-		-
Forfeited	(126,000)	US$	0.10
Cancelled	-		-
Outstanding as of December 31, 2012	10,182,000	US$	0.10	9.5	US$	0.10
Vested and exercisable as of December 31, 2012	-		-	-		-

Outstanding as of December 31, 2012	10,182,000	US$	0.10	9.5	US$	0.10
Granted	13,234,000	US$	0.11
Exercised	-		-
Forfeited	(2,002,000)	US$	0.10
Cancelled	-		-
Outstanding as of December 31, 2013	21,414,000	US$	0.11	9.11	US$	0.46
Vested and exercisable as of December 31, 2013	2,227,000		-	8.50	US$	0.07

Information Relating to Options Outstanding
			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual

US$0.10	US$	0.10	8,908,000	8.5	2,227,000	8.5
US$0.11	US$	0.11	1,456,000	9.0	-	-
US$0.11	US$	0.11	8,194,000	9.5	-	-
US$0.13	US$	0.13	2,856,000	10.0	-	-
			21,414,000		2,227,000

Assumptions Used to Estimate Fair Value of Share Options Granted
	As at December 31, 2012	As at December 31, 2013
Risk-free interest rate (per annum)	0.75% to 1.11%	1.39% to 2.45%
Expected life (years)	5.00 to 6.50	4.25 to 7.00
Expected dividend yield (%)	-	-
Expected volatility (%)	46% to 54%	49% to 53%
Fair value per ordinary share (US$)	0.11	0.13